Annual Operating Expenses - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 28, 2023
Fidelity Advisor Growth Opportunities Fund - Class A
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.89%
Fidelity Advisor Growth Opportunities Fund - Class C
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.65%
Fidelity Advisor Growth Opportunities Fund - Class M
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual operating expenses	1.13%
Fidelity Advisor Growth Opportunities Fund - Class I
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.64%
Fidelity Advisor Growth Opportunities Fund - Class Z
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.52%